LEASES - Additional information (Details)	12 Months Ended
Dec. 31, 2025
LEASES
Options to terminate, Operating lease	1 year
Minimum
LEASES
Remaining lease terms , Operating lease	1 year
Maximum
LEASES
Remaining lease terms , Operating lease	10 years